Personnel expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Personnel expenses

21.	Personnel expenses
The Group recognized the following personnel expenses:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)

Wages and salaries

Research and development expenses	21,993	15,277	11,635
General and administrative expenses	7,105	6,968	3,596

Total Wages and salaries	29,098	22,245	15,231

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Other employee benefits
Research and development expenses	3,550	2,624	2,035
General and administrative expenses	1,536	1,015	728

Total other employee benefits	5,086	3,639	2,763
Share-based compensation expense
Research and development expenses	15,564	14,546	1,556
General and administrative expenses	10,839	10,973	460

Total share-based compensation expense	26,403	25,519	2,016

Total	60,587	51,403	20,010

Other employee benefit expenses include employee retirement fund contributions, health insurance, and statutory social expenses. Immatics US Inc. sponsors a defined contribution retirement plan for employees in the United States. During 2021, 2020 and 2019, total Group contributions to the defined contribution plan amounted to €0.2 million, €0.2 million and €0.1 million, respectively.
For the year ended December 31, 2021, 2020 and 2019, other employee benefits also include employee health insurance costs amounting to €0.6 million, €0.4 million and €0.3 million for Immatics US Inc., statutory social expenses amounting to €2.4 million, €1.7 million and €1.3 million for our German operations and other miscellaneous expenses amounting to €0.1 million, €0.1 million and €0.07 million, respectively.